EQ ADVISORS TRUSTSM – TACTICAL MANAGER PORTFOLIOS – CLASS K SHARES
SUPPLEMENT DATED FEBRUARY 15, 2012 TO THE PROSPECTUS DATED AUGUST 16, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated August 16, 2011, as supplemented, of EQ Advisors Trust (the “Trust”) regarding certain Portfolios of the Trust. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com
The purpose of this Supplement is to provide you with information regarding a change to the investment objective for the AXA Tactical Manager 500 Portfolio, AXA Tactical Manager 400 Portfolio, AXA Tactical Manager 2000 Portfolio, AXA Tactical Manager International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio, ATM Small Cap Portfolio and ATM International Portfolio (each a “Portfolio” and together, the “Portfolios”).
Information regarding
AXA Tactical Manager 500 Portfolio, AXA Tactical Manager 400 Portfolio, AXA Tactical Manager 2000 Portfolio, AXA Tactical Manager International Portfolio, ATM Large Cap Portfolio, ATM Mid Cap Portfolio, ATM Small Cap Portfolio and ATM International Portfolio
Effective May 1, 2012, the Portfolio’s investment objective in Trust’s Prospectus will change as indicated below:

AXA Tactical Manager 500
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of large-capitalization companies, including securities included in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”).

ATM Large Cap
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of large-capitalization companies, including securities included in the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”).

AXA Tactical Manager 400
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of mid-capitalization companies, including securities included in the Standard & Poor’s Mid Cap 400 Index (“S&P 400 Index”).

ATM Mid Cap
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of mid-capitalization companies, including securities included in the Standard & Poor’s Mid Cap 400 Index (“S&P 400 Index”).

AXA Tactical Manager 2000
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities included in the Russell 2000 Index.

ATM Small Cap
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of small-capitalization companies, including securities included in the Russell 2000 Index.

AXA Tactical Manager International
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International (“MSCI”) EAFE Index, S&P/ASX 200 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index and the Tokyo Stock Price Index.

ATM International
The Portfolio seeks to achieve long-term growth of capital with an emphasis on risk-adjusted returns and lower volatility relative to traditional equity funds and equity market indexes, by investing in a combination of long and short positions on equity securities of foreign companies, including securities included in the Morgan Stanley Capital International (“MSCI”) EAFE Index, S&P/ASX 200 Index, Dow Jones EURO STOXX 50 Index, FTSE 100 Index and the Tokyo Stock Price Index.

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